Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital Commitments [Line Items]
Capital commitments	$ 122	$ 88
1 year
Capital Commitments [Line Items]
Capital commitments	102	71
Joint ventures
Capital Commitments [Line Items]
Capital commitments	52	66
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 51	$ 56